Goldman Sachs Small Cap Growth Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Small Cap Growth Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,123
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	2,469
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,259
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,381
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,248